FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Accounts payable and accrued charges	$ 913.4
Amounts payable to affiliated corporations	91.0
Long-term debt	7,645.3
Interest payments on long-term debt	1,171.3
Lease liabilities	346.1
Interest payments on lease liabilities	59.8
Derivative financial instruments	(134.6)
Total	10,092.3
Less than 1 year
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Accounts payable and accrued charges	913.4
Amounts payable to affiliated corporations	91.0
Long-term debt	1,480.6
Interest payments on long-term debt	308.7
Lease liabilities	99.3
Interest payments on lease liabilities	17.7
Derivative financial instruments	(87.7)
Total	2,823.0
1-3 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,822.0
Interest payments on long-term debt	517.2
Lease liabilities	142.6
Interest payments on lease liabilities	25.3
Total	2,507.1
3-5 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,230.6
Interest payments on long-term debt	237.3
Lease liabilities	71.9
Interest payments on lease liabilities	11.8
Derivative financial instruments	9.8
Total	2,561.4
5 years or more
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,112.1
Interest payments on long-term debt	108.1
Lease liabilities	32.3
Interest payments on lease liabilities	5.0
Derivative financial instruments	(56.7)
Total	$ 2,200.8
Liquidity risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Weighted average term of the corporation's consolidated debt	3 years 6 months	5 years